Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2020 Portfolio℠
September 30, 2023
VIPF2020-NPRT3-1123
1.822349.118
Domestic Equity Funds - 22.1%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	459,724	20,669,176
VIP Equity-Income Portfolio Initial Class (a)	706,620	16,930,605
VIP Growth & Income Portfolio Initial Class (a)	892,090	23,131,884
VIP Growth Portfolio Initial Class (a)	399,596	34,037,600
VIP Mid Cap Portfolio Initial Class (a)	158,696	5,362,346
VIP Value Portfolio Initial Class (a)	661,628	11,988,695
VIP Value Strategies Portfolio Initial Class (a)	385,969	5,974,795
TOTAL DOMESTIC EQUITY FUNDS (Cost $52,661,034)		118,095,101

International Equity Funds - 23.1%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	4,635,796	45,987,094
VIP Overseas Portfolio Initial Class (a)	3,352,902	77,552,619
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $88,738,563)		123,539,713

Bond Funds - 52.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	8,255,165	73,883,728
Fidelity International Bond Index Fund (a)	2,038,092	18,098,254
Fidelity Long-Term Treasury Bond Index Fund (a)	2,224,158	20,262,076
VIP High Income Portfolio Initial Class (a)	1,930,161	8,840,140
VIP Investment Grade Bond II Portfolio - Initial Class (a)	17,219,727	158,593,683
TOTAL BOND FUNDS (Cost $306,322,206)		279,677,881

Short-Term Funds - 2.4%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 5.09% (a)(b) (Cost $12,942,658)	12,942,658	12,942,658

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $460,664,461)	534,255,353
NET OTHER ASSETS (LIABILITIES) - 0.0%	(82,833)
NET ASSETS - 100.0%	534,172,520

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	77,549,586	10,291,278	13,384,303	63,164	(600,801)	27,968	73,883,728
Fidelity International Bond Index Fund	19,337,659	2,259,304	3,659,702	224,333	(71,258)	232,251	18,098,254
Fidelity Long-Term Treasury Bond Index Fund	23,054,331	6,180,183	7,145,386	480,928	(418,348)	(1,408,704)	20,262,076
VIP Contrafund Portfolio Initial Class	22,185,188	1,722,399	7,144,320	213,281	1,912,567	1,993,342	20,669,176
VIP Emerging Markets Portfolio Initial Class	51,804,709	11,400,675	18,242,305	84,931	907,014	117,001	45,987,094
VIP Equity-Income Portfolio Initial Class	19,879,427	1,672,507	5,010,162	-	798,219	(409,386)	16,930,605
VIP Government Money Market Portfolio Initial Class 5.09%	13,610,366	11,168,442	11,836,150	532,200	-	-	12,942,658
VIP Growth & Income Portfolio Initial Class	25,724,174	2,477,331	7,131,429	92,809	2,040,469	21,339	23,131,884
VIP Growth Portfolio Initial Class	34,841,130	4,252,815	11,526,195	236,071	435,589	6,034,261	34,037,600
VIP High Income Portfolio Initial Class	9,367,555	715,318	1,599,181	6,306	(42,204)	398,652	8,840,140
VIP Investment Grade Bond II Portfolio - Initial Class	156,406,107	28,753,039	25,017,323	50,424	(101,233)	(1,446,907)	158,593,683
VIP Mid Cap Portfolio Initial Class	6,203,968	479,278	1,565,964	14,278	283,040	(37,976)	5,362,346
VIP Overseas Portfolio Initial Class	83,611,475	7,643,559	19,709,335	-	3,545,890	2,461,030	77,552,619
VIP Value Portfolio Initial Class	14,334,056	888,854	4,422,686	-	1,586,752	(398,281)	11,988,695
VIP Value Strategies Portfolio Initial Class	7,104,904	531,131	2,232,844	16,746	727,849	(156,245)	5,974,795
	565,014,635	90,436,113	139,627,285	2,015,471	11,003,545	7,428,345	534,255,353

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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